UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008


Check here if Amendment [_];        Amendment Number:      ______
     This Amendment (Check only one.):     [_] is a restatement.
                                           [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Orange Capital, LLC
Address:          1370 Avenue of the Americas, 26th Floor
                  New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone: (212) 375-6041


Signature, Place, and Date of Signing:


     /s/ Daniel Lewis                 New York, NY    November 14, 2008
-----------------------------       ----------------- ------------------
       [Signature]                    [City, State]        [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $6,108
                                                    (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No. Form 13F File Number     Name

      1     028-12817              Orange Capital Master I, Ltd.


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
                                                    FORM 13F INFORMATION TABLE
                                                        Orange Capital, LLC
                                                        September 30, 2008


     COLUMN 1                   COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7      COLUMN 8

                                                          MARKET
                                TITLE OF      CUSIP       VALUE             SH/ PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
   NAME OF ISSUER               CLASS         NUMBER      (x1000)   AMOUNT  PRN CALL    DISCRETION      MNGRS     SOLE  SHARED  NONE
TETRA TECHNOLOGIES INC DEL      COM          88162F105     5,124    369,989 SH          Shared-Defined   1         0  369,989    0
TETRA TECHNOLOGIES INC DEL      COM          88162F105       984     71,011 SH          Sole                  71,011        0    0




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